Earnings per share	12 Months Ended
Sep. 30, 2020
Earnings per share
Earnings per share

Note 8. Earnings per share

Accounting policy

Basic earnings per share (EPS) is calculated by dividing the net profit attributable to shareholders by the weighted average number of ordinary shares on issue during the year, adjusted for treasury shares. Diluted EPS is calculated by adjusting the basic EPS by assuming all dilutive potential ordinary shares are converted. Refer to Notes 19 and 33 for further information on the potential dilutive instruments.

	2020		2019		2018
$m	Basic	Diluted	Basic	Diluted	Basic	Diluted
Net profit attributable to shareholders	2,290	2,290	6,784	6,784	8,095	8,095
Adjustment for RSP dividends[1]	(2)	(2)	(6)	(6)	(5)	—
Adjustment for potential dilution:
Distributions to convertible loan capital holders[2]	—	—	—	290	—	283
Adjusted net profit attributable to shareholders	2,288	2,288	6,778	7,068	8,090	8,378
Weighted average number of ordinary shares (millions)
Weighted average number of ordinary shares on issue	3,595	3,595	3,456	3,456	3,414	3,414
Treasury shares (including RSP share rights)[1]	(5)	(5)	(6)	(6)	(8)	(8)
Adjustment for potential dilution:
Share-based payments	—	1	—	1	—	3
Convertible loan capital[2]	—	—	—	278	—	232
Adjusted weighted average number of ordinary shares	3,590	3,591	3,450	3,729	3,406	3,641
Earnings per ordinary share (cents)	63.7	63.7	196.5	189.5	237.5	230.1

1.

RSP is explained in Note 33. Some shares under the RSP have not vested and are not outstanding ordinary shares but do receive dividends. These RSP dividends are deducted to show the profit attributable to ordinary shareholders. Shares under the RSP were antidilutive in 2020 and 2019, but were dilutive in 2018.

2.

The Group has issued convertible loan capital which may convert into ordinary shares in the future (refer to Note 19 for further details). These convertible loan capital instruments are potentially dilutive instruments, and diluted EPS is therefore calculated as if the instruments had been converted at the beginning of the year or, if later, the instruments’ issue date. In 2020, all convertible loan capital instruments were antidilutive, but were dilutive in 2019 and 2018.